VANECK SHORT HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

January 31, 2022 (unaudited)

	Par (000’s)	Value
MUNICIPAL BONDS: 98.3%
Alabama: 1.4%
Alabama Federal Aid Highway Finance Authority, Series A (RB) 5.00%, 09/01/22 (c)	$500	$513,109
Alabama Special Care Facilities Financing Authority- Birmingham, Methodist Home (RB) 5.50%, 06/01/26 (c)	500	526,878
Hoover Industrial Development Board, United States Steel Corp. Project (RB) 6.38%, 11/01/30 (p)	500	628,518
Lower Alabama Gas District, Project No. 2 (RB) (SAW) 4.00%, 12/01/25 (c) (p)	1,000	1,083,950
Southeast Alabama Gas Supply District, Series A (RB) 4.00%, 04/01/24 (c) (p)	1,000	1,051,489
Tuscaloosa County Industrial Development Authority, Hunt Refining Project, Series A (RB) 4.50%, 05/01/29 (c)	2,578	2,686,246
		6,490,190
American Samoa: 0.1%
American Samoa Economic Development Authority, Series A (RB) 6.50%, 09/01/28	250	296,189
Arizona: 1.5%
Arizona Industrial Development Authority, Basis School Projects, Series A (RB)
4.75%, 07/01/23 (c)	210	224,015
5.00%, 07/01/26	200	216,123
Arizona Industrial Development Authority, Legacy Cares, Inc. Project, Series A (RB) (AGM) 6.75%, 07/01/27 (c)	500	571,619
Arizona Industrial Development Authority, Legacy Cares, Inc. Project, Series C (RB) (AGM) 6.75%, 07/01/27 (c)	1,000	1,137,856
Arizona Industrial Development Authority, Leman Academy of Excellence - East Tucson and Central Tucson Projects, Series A (RB) 4.00%, 07/01/24 (c)	500	516,439
Arizona Industrial Development Authority, Linder Village Project (RB) (AGM) 5.00%, 06/01/31	1,000	1,143,714
Arizona Industrial Development Authority, Pinecrest Academy of Nevada-Cadence Campus Project, Series A (RB) 4.00%, 07/15/28 (c)	520	559,133
	Par (000’s)	Value
Arizona (continued)
Arizona Industrial Development Authority, Point 320 LLC, Series A (RB) 3.62%, 05/20/33	$481	$516,330
Industrial Development Authority of the City of Phoenix, Basis Schools, Inc. Project, Series A (RB) 4.00%, 07/01/25	425	444,109
Maricopa County Industrial Development Authority, Legacy Traditional Schools Projects, Series B (RB) 4.00%, 07/01/29	240	263,789
Pima County Industrial Development Authority, American Leadership Academy Project (RB) 4.12%, 06/15/22 (c)	250	253,318
Salt Verde Financial Corp. (RB)
5.25%, 12/01/23	200	214,071
5.25%, 12/01/24	65	71,702
5.25%, 12/01/28	10	12,061
5.50%, 12/01/29	370	460,169
		6,604,448
California: 7.5%
Airport Commission of the City and County of San Francisco, San Francisco International Airport, Second Series, Series A (RB) 5.00%, 05/01/23	250	262,884
Airport Commission of the City and County of San Francisco, San Francisco International Airport, Second Series, Series H (RB)
5.00%, 05/01/26	500	570,945
5.00%, 05/01/27	500	583,909
5.00%, 05/01/29	500	603,067
Antelope Valley Healthcare District, Series A (RB) 5.00%, 03/01/26	700	758,532
Bay Area Toll Authority, San Francisco Bay Area, Subordinate Toll Bridge, Series S-4 (RB)
5.00%, 04/01/23 (c)	375	393,702
5.25%, 04/01/48	265	278,983
California Community Choice Financing Authority, Clean Energy Project, Series A (RB) 4.00%, 12/01/27 (c) (p)	1,000	1,112,773
California Health Facilities Financing Authority, Commonspirit Health, Series A (RB) 5.00%, 04/01/30 (c)	2,000	2,483,406

1

VANECK SHORT HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s)	Value
California (continued)
California Municipal Finance Authority, CHF-Davis I, LLC-West Village Student Housing Project, Series A (RB) 5.00%, 11/15/28 (c)	$1,340	$1,593,875
California Municipal Finance Authority, Community Medical Centers, Series A (RB)
5.00%, 02/01/27 (c)	50	58,386
5.00%, 02/01/27	50	58,728
California Municipal Finance Authority, LINXS APM Project, Series A (RB)
5.00%, 06/30/27	610	705,977
5.00%, 06/30/28	220	258,543
California Municipal Finance Authority, LINXS APM Project, Series A (RB) (AGM) 5.00%, 06/30/28 (c)	260	302,234
California Municipal Finance Authority, United Airlines, Inc., International Airport Project (RB) 4.00%, 07/15/29	3,210	3,536,152
California Pollution Control Financing Authority, Solid Waste Disposal, CalPlant I Project (RB) 7.00%, 07/01/22 (d) *	1,000	600,000
California Pollution Control Financing Authority, Solid Waste Disposal, CalPlant I Project (RB) (SAW) 7.50%, 07/01/32	1,360	1,156,000
California Pollution Control Financing Authority, Solid Waste Disposal, Waste Management, Inc. Project, Series A-1 (RB)
3.38%, 07/01/25	400	427,071
3.62%, 07/01/25 (c)	2,000	2,158,946
California Public Finance Authority, Charter Grimmway School Facility, Series A (RB) 4.25%, 07/01/26 (c)	1,000	1,073,217
California Public Finance Authority, Enso Village Project, Series B (RB) 3.12%, 11/15/23 (c)	1,500	1,509,961
California Statewide Communities Development Authority, Baptist University, Series A (RB) 3.00%, 11/01/22	50	50,678
California Statewide Communities Development Authority, Daughters of Charity Health System, Series A (RB) 5.75%, 03/03/22 (c)	16	15,194
	Par (000’s)	Value
California (continued)
California Statewide Communities Development Authority, Daughters of Charity Health System, Series G (RB) 5.50%, 03/03/22 (c)	$45	$43,473
California Statewide Communities Development Authority, Irvine East Campus Armaments, CHF-Irvine, LLC (RB) 5.00%, 05/15/26 (c)	300	343,289
California Statewide Communities Development Authority, Lancer Educational Student Housing Project, Series A (RB) 5.00%, 07/01/24	200	203,838
California Statewide Communities Development Authority, Loma Linda University Medical Center, Series A (RB) 5.00%, 06/01/26 (c)	350	400,842
California Statewide Communities Development Authority, NCCD-Hooper Street LLC-California College of the Arts Project (RB) 5.00%, 07/01/29	250	260,505
California Statewide Communities Development Authority, Southern California Edison Company, Series C (RB) 2.62%, 12/01/23 (p)	500	515,288
City of Modesto, Community Center Refinancing Project, Series A (CP) (AMBAC) 5.00%, 11/01/23	15	15,064
City of Oroville Hospital (RB) 5.00%, 04/01/29 (c)	500	556,224
Compton Public Finance Authority (RB) 4.50%, 09/01/24 (c)	1,000	1,050,175
County of Sacramento, Airport System, Series C (RB) 5.00%, 07/01/27	250	291,172
County of Sacramento, Airport System, Series E (RB) 5.00%, 07/01/28	115	138,216
County of Santa Barbara, Solid Waste System, Series B (CP) (AMBAC) 5.00%, 12/01/28 (c)	520	622,123
El Centro Financing Authority, El Centro Regional Medical Center Project (RB) 4.50%, 07/01/26 (c)	580	604,935

2

	Par (000’s)	Value
California (continued)
Foothill/Eastern Transportation Corridor Agency, Toll Road Revenue, Series B-1 (RB) 6.00%, 01/15/24 (c)	$450	$492,923
Foothill/Eastern Transportation Corridor Agency, Toll Road Revenue, Series B-3 (RB) 5.50%, 01/15/23 (c) (p)	145	148,165
Golden State Tobacco Securitization Corp., Tobacco Settlement, Series A-1 (RB)
5.00%, 06/01/23	110	116,111
5.00%, 06/01/25	110	123,192
5.00%, 06/01/26	250	288,800
Irvine Unified School District Community Facilities District No. 09-1, Series D (ST) 5.00%, 09/01/26	110	127,025
Lake Elsinore Public Financing Authority, Local Agency (ST) 5.00%, 09/01/24	230	250,083
Long Beach Bond Finance Authority, Natural Gas Purchase, Series A (RB) 5.50%, 11/15/30	265	336,310
Los Angeles Unified School District, Series B (CP) 5.00%, 10/01/22 (c)	165	169,565
MSR Energy Authority, Series A (RB) 6.12%, 11/01/29	280	338,190
Northern California Energy Authority, Series A (RB) 4.00%, 07/01/24 (p)	1,250	1,327,876
Oakland Unified School District (GO) 5.00%, 08/01/26	380	440,594
Palomar Health (RB)
5.00%, 11/01/25	250	281,755
5.00%, 11/01/26 (c)	90	103,816
Port of Oakland (RB)
5.00%, 11/01/23	55	58,723
5.00%, 11/01/23	195	208,445
Poway Unified School District Public Financing Authority, Series A (ST) 5.00%, 09/01/24	110	119,546
Riverside County Public Financing Authority, Capital Facilities Project (RB) 5.00%, 11/01/23	110	117,779
San Francisco Community College District (GO)
5.00%, 06/15/22	85	86,460
5.00%, 06/15/25	1,000	1,124,677
5.00%, 06/15/25 (c)	205	230,414
	Par (000’s)	Value
California (continued)
San Francisco Redevelopment Agency, Community Facilities District No. 6, Series A (ST) 5.00%, 08/01/22 (c)	$120	$122,346
San Joaquin Hills Transportation Corridor Agency, Series A (RB) (SAW) 5.00%, 01/15/32 (c)	1,000	1,268,353
Western Hills Water District, Diablo Grande Community Facilities District No. 1 (ST) 4.00%, 09/01/21 (d) *	370	203,500
Westlands Water District, Series A (RB) (AGM) 5.00%, 09/01/22 (c)	100	102,562
		33,785,517
Colorado: 2.0%
Arista Metropolitan District in the City and County of Broomfield, Series A (GO) 4.38%, 12/01/23 (c)	500	530,430
City & County of Denver, Colorado Airport System, Series A (RB) 5.00%, 12/01/28 (c)	295	351,290
City & County of Denver, Department of Aviation Airport System, Series D (RB) 5.00%, 11/15/22 (p)	400	413,461
Colorado Health Facilities Authority, Aberdeen Ridge Inc., Series B-1ty (RB) 3.50%, 05/15/23 (c)	1,000	992,144
Colorado Public Authority, Natural Gas Purchase (RB) 6.12%, 11/15/23	70	74,630
Denver Convention Center Hotel Authority (RB)
5.00%, 12/01/22	120	123,985
5.00%, 12/01/26 (c)	600	688,303
Dominion Water and Sanitation District (RB) 5.25%, 03/03/22 (c)	1,180	1,207,536
Fountain Urban Renewal Authority, South Academy Highlands Project, Series A (TA) 4.50%, 11/01/25 (c)	615	621,513
Painted Prairie Public Improvement Authority (RB) 4.00%, 12/01/24 (c)	500	529,077
Public Authority for Colorado Energy, Natural Gas Purchase (RB) 6.25%, 11/15/28	140	169,668
Rocky Mountain Rail Park Metropolitan District (GO) 5.00%, 03/01/26 (c)	500	504,306

3

VANECK SHORT HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s)	Value
Colorado (continued)
Southlands Metropolitan District No. 1, Series A-1 (GO) 3.50%, 12/01/27	$200	$208,499
STC Metropolitan District No. 2, Series A (GO) 4.00%, 12/01/24 (c)	500	530,610
Transport Metropolitan District No. 3 (GO) 4.12%, 03/01/26 (c)	1,000	1,080,442
Windler Public Improvement Authority, Series A-1 (RB) (BAM) 4.00%, 09/01/26 (c)	1,000	991,930
		9,017,824
Connecticut: 0.8%
City of Hartford, Series A (GO) 5.00%, 04/01/23 (c)	405	424,518
Connecticut State Health and Educational Facilities Authority, Masonicare Issue, Series F (RB) 4.00%, 07/01/26 (c)	120	129,562
Harbor Point Infrastructure Improvement District (TA) 5.00%, 04/01/27 (c)	1,000	1,143,818
Mohegan Tribe of Indians of Connecticut, Gaming Authority, Series C (RB) 5.50%, 02/01/23	250	257,366
State of Connecticut Special Tax, Series A (RB) 5.00%, 01/01/23 (c)	305	316,601
State of Connecticut, Special Tax, Series B (RB) 5.00%, 09/01/26 (c)	250	289,776
Town of Hamden, Whitney Center Project (RB) 5.00%, 01/01/26 (c)	500	542,797
University of Connecticut, Series A (RB) 5.00%, 03/15/25	380	423,877
		3,528,315
Delaware: 0.1%
Delaware State Economic Development Authority, NRG Energy Project, Series A (RB) 1.25%, 10/01/25 (c) (p)	500	492,971
District of Columbia: 0.4%
District of Columbia, Ingleside at Rock Creek Project, Series A (RB) 4.12%, 07/01/24 (c)	1,250	1,305,247
District of Columbia, Latin American Montessori Bilingual Public Charter School Issue (RB) 4.00%, 06/01/30	500	549,280
		1,854,527
	Par (000’s)	Value
Florida: 6.1%
Capital Projects Finance Authority, Capital Projects Loan Program - Florida Universities, Series A-1 (RB) (NATL) 5.00%, 10/01/30	$500	$600,697
Capital Trust Agency, Education Growth Fund, Series A-1 (RB) 3.38%, 07/01/31	1,540	1,607,161
Capital Trust Agency, Inc., Elim Senior Housing, Inc. Project (RB) 5.00%, 08/01/24 (c)	500	484,136
Capital Trust Agency, Inc., Marie Selby Botanical Gardens, Inc. Project (RB) 4.00%, 06/15/26 (c)	535	546,605
Central Florida Expressway Authority, Series D (RB) (AGM) 5.00%, 07/01/31 (c)	500	641,264
City of Orlando, Tourist Development Tax, Series A (RB) (AGM)
5.00%, 11/01/27	600	719,001
5.00%, 11/01/27 (c)	500	597,337
City of Pompano Beach, John Knox Village Project, Series B-1 (RB) 2.00%, 01/01/29	1,000	960,945
County of Broward, Florida Airport System, Series A (RB) 5.00%, 10/01/25 (c)	290	323,715
County of Miami-Dade (RB) 0.00%, 10/01/26 (c) ^	265	203,612
County of Palm Beach, Atlantic University Housing Project, Series A (RB) 5.00%, 04/01/29	500	555,201
Escambia County Health Facilities Authority, Baptist Health Care Corp. Obligated Group, Series A (RB) (SAW) 5.00%, 02/15/30 (c)	500	607,612
Florida Development Finance Corp., Renaissance Chapter School, Inc. Project, Series C (RB) 4.00%, 09/15/27 (c)	470	498,875
Florida Development Finance Corp., Southwest Charter Foundation Inc. Project, Series A (RB) 5.12%, 06/15/27	250	257,919
Florida Development Finance Corp., The Glenridge on Palmer Ranch Project (RB) (SAW) 5.00%, 06/01/28 (c)	625	713,654

4

	Par (000’s)	Value
Florida (continued)
Florida Development Finance Corp., Virgin Trains USA Passenger Rail Project, Series A (RB)
6.25%, 01/01/24 (c) (p)	$2,015	$2,044,084
6.38%, 01/01/26 (c) (p)	2,730	2,773,193
6.50%, 01/01/29 (c) (p)	4,750	4,818,674
Florida Development Finance Corp., Waste Pro USA, Inc. Project (RB) 5.00%, 05/01/22 (c)	500	528,128
Hillsborough County Aviation Authority (RB) 5.00%, 10/01/23 (c)	500	531,361
JEA Electric, Series B (RB) 5.00%, 10/01/27 (c)	110	131,038
Miami-Dade County Industrial Development Authority, NCCD-Biscayne Properties LLC Project, Series A (RB) 5.00%, 06/01/25 (c)	315	328,207
Mid-Bay Bridge Authority, First Senior Lien, Series A (RB)
5.00%, 10/01/23	250	265,467
5.00%, 10/01/24	250	273,413
Northern Palm Beach County Improvement District, Unit of Development No. 2C (SA) 4.50%, 08/01/24	125	129,649
Orlando-Orange County Expressway Authority, Series A (RB) 5.00%, 07/01/23 (c)	500	528,876
Polk Country Industrial Development Authority, Florida Industrial Development (RB) 5.88%, 01/01/33	2,000	2,411,598
School Board of Miami-Dade County, Series D (CP) 5.00%, 02/01/26 (c)	120	135,407
School District of Broward County, Series B (CP) 5.00%, 07/01/27 (c)	315	369,898
School District of St. Lucie County, Sales Tax (RB) (AGM) 5.00%, 10/01/25	250	281,532
Seminole County Industrial Development Authority, Retirement Facility, Legacy Pointe at UCF Project, Series A (RB) 5.00%, 11/15/26 (c)	415	449,848
State of Florida Department of Transportation, Federal Highway, Series A (RB) (SAW) 5.00%, 07/01/23	1,000	1,057,752
	Par (000’s)	Value
Florida (continued)
Village Community Development District No. 12 (SA) (SAW) 3.80%, 05/01/28	$475	$506,735
Village Community Development District No. 13 (SA)
2.62%, 05/01/24	370	374,452
3.00%, 05/01/29	245	254,692
		27,511,738
Georgia: 1.4%
Atlanta Development Authorities Senior Health Care Facilities, Proton Treatment Center Project, Series A-1 (RB) 6.00%, 01/01/23	250	197,470
Burke County Development Authority, Georgia Power Company Plant Vogtle Project (RB)
2.25%, 05/25/23 (p)	250	254,205
2.92%, 03/12/24 (p)	250	260,074
Burke County Development Authority, Georgia Power Company Plant Vogtle Project, Series E (RB) 3.25%, 02/03/25 (p)	1,000	1,061,905
Floyd County Development Authority, The Spires at Berry College Project, Series A (RB) (SBG) 5.50%, 12/01/24 (c)	250	246,765
George L Smith II Congress Center Authority, Convention Center Hotel, First Ties, Series A (RB) 2.38%, 01/01/31	1,500	1,488,270
Georgia Local Government, Grantor Trust, Series A (CP) (NATL) 4.75%, 06/01/28	380	413,261
Georgia State Road and Tollway Authority (RB)
5.00%, 06/01/25	300	336,919
5.00%, 06/01/28	250	302,477
Main Street Natural Gas, Inc., Series A-1 (RB)
5.50%, 09/15/23	130	139,225
5.50%, 09/15/25	135	153,605
Main Street Natural Gas, Inc., Series C (RB) 4.00%, 09/01/26 (c) (p)	1,000	1,092,774
Marietta Development Authority, University Facilities, Life University, Inc. Project, Series A (RB) 5.00%, 11/01/27	250	271,584

5

VANECK SHORT HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s)	Value
Georgia (continued)
White County Development Authority, Truett McConnell University Project, Series A (RB) 5.00%, 10/01/26 (c)	$250	$259,931
		6,478,465
Guam: 1.1%
Guam Government, Business Privilege Tax, Series D (RB) 5.00%, 11/15/25 (c)	360	403,511
Guam Government, Department of Education, John F. Kennedy High School Refunding and Energy Efficiency Project, Series A (CP) 3.62%, 02/01/25	250	256,155
Guam Government, Hotel Occupancy Tax, Series A (RB) 5.00%, 11/01/28	250	295,766
Guam Government, Series A (RB) 5.00%, 12/01/24	1,000	1,099,714
Guam Government, Waterworks Authority, Water and Wastewater System (RB) 5.50%, 07/01/23 (c)	500	531,649
Territory of Guam (RB)
5.00%, 01/01/30	1,000	1,202,096
5.00%, 01/01/31	1,000	1,221,592
		5,010,483
Hawaii: 0.4%
State of Hawaii Department of Budget & Finance, Hawaiian Electric Company, Inc., Series A (RB) 3.10%, 05/01/26	1,500	1,581,526
State of Hawaii, Department of Transportation, United Airlines, Inc. (RB) 5.62%, 03/03/22 (c)	295	296,102
		1,877,628
Illinois: 15.8%
Chicago Board of Education, Series A (GO)
5.00%, 12/01/29 (c)	1,000	1,171,510
5.00%, 12/01/29	1,000	1,182,502
5.00%, 12/01/30 (c)	2,000	2,357,472
7.00%, 12/01/25 (c)	200	239,472
Chicago Board of Education, Series A (GO) (AGM)
5.00%, 12/01/28 (c)	250	290,681
5.00%, 12/01/28 (c)	200	239,858
Chicago Board of Education, Series A (GO) (AMBAC) 5.50%, 12/01/26	230	267,798
Chicago Board of Education, Series A (GO) (NATL) 0.01%, 12/01/24	310	295,378
	Par (000’s)	Value
Illinois (continued)
0.01%, 12/01/26	$310	$281,577
0.01%, 12/01/28	795	681,633
Chicago Board of Education, Series B (GO)
5.00%, 12/01/29 (c)	1,250	1,464,388
5.00%, 12/01/29 (c)	2,000	2,335,883
5.00%, 12/01/29 (c)	1,950	2,273,127
5.00%, 12/01/30	2,000	2,387,417
5.00%, 12/01/30 (c)	3,000	3,546,546
Chicago Board of Education, Series B-1 (GO) (NATL) 0.01%, 12/01/23	350	340,648
Chicago Board of Education, Series C (GO) 5.00%, 12/01/27	500	577,594
Chicago Midway International Airport, Series A (RB) (AGM) 5.00%, 01/01/24 (c)	750	799,158
Chicago Midway International Airport, Series B (RB) 5.00%, 01/01/24 (c)	260	277,807
Chicago O’Hare International Airport, Series B (RB)
4.00%, 03/03/22 (c)	300	303,704
5.00%, 01/01/25 (c)	105	115,616
5.00%, 01/01/25 (c)	190	208,638
5.00%, 01/01/25 (c)	295	323,141
Chicago School Reform Board of Trustees, Series A (GO) (NATL) 0.01%, 12/01/29	575	478,229
Chicago School Reform Board of Trustees, Series B-1 (GO) (NATL)
0.00%, 12/01/28 ^	1,515	1,298,961
0.00%, 12/01/29 ^	585	486,546
0.01%, 12/01/24	515	490,709
0.01%, 12/01/25	560	521,477
0.01%, 12/01/26	490	445,073
0.01%, 12/01/30	190	153,128
Chicago Transit Authority, Federal Transit Administration Section 5307 Urbanized Area Formula (RB)
5.00%, 06/01/24	115	124,938
5.00%, 06/01/25	1,000	1,118,888
5.00%, 06/01/26	535	614,621
Chicago Transit Authority, Federal Transit Administration Section 5337 Urbanized Area Formula (RB) 5.00%, 06/01/25	1,000	1,117,847
City of Chicago, Motor Fuel Tax (RB) (AGM) 5.00%, 01/01/24 (c)	100	107,559
City of Chicago, Neighborhoods Alive 21 Program, Series B (GO) 5.00%, 01/01/25	280	306,782

6

	Par (000’s)	Value
Illinois (continued)
5.25%, 01/01/25 (c)	$350	$386,328
City of Chicago, Series A (GO)
5.00%, 01/01/24 (c)	715	763,181
5.00%, 01/01/30	500	592,374
5.25%, 01/01/24 (c)	270	289,532
5.25%, 01/01/24 (c)	180	193,163
City of Chicago, Series C (GO)
5.00%, 01/01/23	455	472,775
5.00%, 01/01/24	400	427,048
5.00%, 01/01/25	1,090	1,194,256
City of Chicago, Water Revenue, Second Lien (RB)
5.00%, 11/01/22 (c)	100	102,860
5.00%, 11/01/24 (c)	100	108,918
5.00%, 11/01/24 (c)	150	164,055
5.00%, 11/01/24 (c)	270	294,459
City of Chicago, Water Revenue, Second Lien, Series A-1 (RB) 5.00%, 11/01/26 (c)	100	115,906
Cook County Community College District No. 508 (GO) 5.25%, 12/01/23 (c)	240	254,377
County of Cook, Series A (GO) 5.00%, 11/15/26 (c)	500	581,838
Illinois Finance Authority Charter School, Art in Motion, Series A (RB) 4.00%, 07/01/31	1,000	973,922
Illinois Finance Authority, Admiral Lake Project (RB) 5.00%, 05/15/24 (c)	500	515,406
Illinois Finance Authority, Friendship Village of Schaumburg (RB) 5.00%, 02/15/27	1,190	903,016
Illinois Finance Authority, Lutheran Life Communities Obligated Group, Series A (RB) 5.00%, 11/01/26 (c)	250	283,137
Illinois Finance Authority, Roosevelt University (RB) 5.40%, 03/03/22 (c)	100	100,184
Illinois Finance Authority, Three Crowns Park (RB) 4.00%, 02/15/24 (c)	250	262,619
Illinois Municipal Electric Agency Power System, Series A (RB) 5.00%, 08/01/25 (c)	785	886,146
Illinois Sports Facilities Authority (RB)
5.00%, 06/15/28	395	457,977
5.00%, 06/15/29	545	638,701
Illinois Sports Facilities Authority (RB) (AMBAC) 0.00%, 06/15/26 ^	260	239,844
	Par (000’s)	Value
Illinois (continued)
Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project, Series A (RB) (NATL) 0.00%, 12/15/24 ^	$130	$123,278
Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project, Series B (RB)
5.00%, 12/15/22	35	36,289
5.00%, 12/15/27 (c)	500	582,927
5.00%, 06/15/22 (c)	110	111,794
5.00%, 06/15/22 (c)	1,235	1,255,141
Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project, Series B (RB) (NATL) 0.00%, 06/15/28 ^	115	99,136
Northern Illinois Municipal Power Agency, Series A (RB) 5.00%, 12/01/26 (c)	330	384,444
State of Illinois (GO)
3.50%, 06/01/26 (c)	1,645	1,733,722
3.50%, 06/01/26 (c)	350	369,907
4.00%, 03/03/22 (c)	290	290,765
4.00%, 08/01/22 (c)	185	187,700
4.12%, 11/01/26 (c)	100	109,413
4.12%, 03/03/22 (c)	300	300,723
5.00%, 01/01/26	200	225,007
5.00%, 10/01/28 (c)	1,000	1,162,612
5.00%, 11/01/24	705	773,804
5.00%, 12/01/25	1,315	1,477,522
5.00%, 02/01/24	120	128,858
5.00%, 02/01/24	500	536,907
5.00%, 02/01/24 (c)	150	161,146
5.00%, 02/01/26	515	580,333
5.00%, 02/01/27 (c)	600	683,210
5.00%, 02/01/27	500	573,212
5.00%, 03/03/22 (c)	445	446,539
5.00%, 05/01/24 (c)	100	107,990
5.00%, 06/01/26	100	113,360
5.00%, 06/01/26 (c)	455	516,199
5.00%, 08/01/22 (c)	920	938,733
5.00%, 08/01/23	700	740,546
5.25%, 07/01/23 (c)	275	290,885
5.50%, 07/01/23 (c)	60	63,772
5.50%, 07/01/23 (c)	270	287,289
5.50%, 07/01/23 (c)	500	531,798
State of Illinois (GO) (AGM) 5.00%, 08/01/22	195	199,288
State of Illinois Sales Tax (RB)
4.00%, 06/15/26 (c)	810	887,639
5.00%, 06/15/22	180	183,036
5.00%, 06/15/23	525	552,896
5.00%, 06/15/23 (c)	190	199,848
5.00%, 06/15/23 (c)	285	299,262
5.00%, 06/15/26	235	267,552
5.00%, 06/15/31	1,000	1,223,548

7

VANECK SHORT HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s)	Value
Illinois (continued)
State of Illinois Sales Tax (RB) (BAM)
3.00%, 06/15/31 (c)	$2,850	$2,930,909
4.00%, 06/15/30	1,000	1,154,160
State of Illinois, Series A (GO)
4.00%, 03/03/22 (c)	100	100,262
4.00%, 03/03/22 (c)	50	50,135
4.00%, 03/03/22 (c)	170	170,457
4.00%, 03/03/22 (c)	100	100,230
5.00%, 10/01/28	500	586,663
5.00%, 03/01/29	500	590,224
5.00%, 03/01/30	500	598,981
State of Illinois, Series B (GO)
4.00%, 10/01/30 (c)	500	551,526
5.00%, 09/01/27	600	693,166
State of Illinois, Series C (GO) 5.00%, 11/01/27 (c)	315	362,014
State of Illinois, Series D (GO)
3.25%, 11/01/26	165	175,346
5.00%, 11/01/25	1,250	1,402,622
5.00%, 11/01/26	1,395	1,592,874
5.00%, 11/01/27 (c)	110	126,913
5.00%, 11/01/27	130	150,473
		71,503,313
Indiana: 1.1%
City of Anderson, Indiana Economic Development, Anderson University (RB) 4.75%, 10/01/22 (c)	290	276,666
Indiana Finance Authority, Ohio Valley Electric Corp. Project, Series A (RB) 3.00%, 11/01/30	1,000	1,003,553
Indiana Finance Authority, Ohio Valley Electric Corp. Project, Series B (RB)
2.50%, 11/01/30	1,850	1,785,734
3.00%, 11/01/30	1,000	1,003,553
Indiana Finance Authority, United States Steel Corp. Project, Series A (RB) 4.12%, 12/01/26	1,000	1,084,385
		5,153,891
Iowa: 1.1%
City of Coralville, Marriott Hotel and Convention Center, Series E (CP) 4.00%, 06/01/24 (c)	945	961,966
Iowa Finance Authority, Iowa Fertilizer Co. Project (RB) 5.25%, 12/01/23 (c)	500	532,034
Iowa Finance Authority, Northcrest, Inc. Project, Series B (RB) 5.00%, 03/01/24 (c)	400	432,223
Iowa Higher Education Loan Authority, Wartburg College Project (RB) 4.00%, 10/01/25	955	982,228
	Par (000’s)	Value
Iowa (continued)
PEFA, Inc. (RB) 5.00%, 09/01/26 (c) (p)	$1,920	$2,181,792
		5,090,243
Kansas: 0.2%
City of Goddard, Olympic Park Star Bond Project (RB) 3.60%, 12/01/22 (c)	350	351,213
City of Wichita, Kansas Masonic Home, Series II-A (RB) 5.00%, 12/01/26 (c)	510	521,818
Kansas Development Finance Authority, Village Shalom Project, Series B (RB) (AGC) 4.00%, 11/15/25	100	99,440
		972,471
Kentucky: 1.0%
Commonwealth of Kentucky State Property and Building Commission, Project No. 108, Series B (RB) 5.00%, 08/01/26	140	162,258
Commonwealth of Kentucky State Property and Building Commission, Project No. 112, Series B (RB) 5.00%, 11/01/26 (c)	325	376,857
Kentucky Asset Liability Commission Project, Federal Highway Trust, First Series A (RB)
5.00%, 09/01/23	600	638,965
5.25%, 09/01/23	250	267,214
5.25%, 09/01/23 (c)	250	266,805
Kentucky Economic Development Finance Authority, Masonic Home Independent Living II, Inc., Series A (RB) 5.00%, 05/15/26	100	107,786
Kentucky Municipal Power Agency, Prairie State Project, Series A (RB) (NATL) 5.00%, 09/01/25 (c)	175	197,098
Kentucky State Property and Building Commission No. 108, Series A (RB) 5.00%, 08/01/25 (c)	140	156,863
Kentucky State Property and Building Commission No. 112, Series B (RB) 5.00%, 11/01/25	630	716,691
Louisville/Jefferson County Metropolitan Government (RB) 2.00%, 04/01/31 (c)	1,500	1,432,254
		4,322,791

8

	Par (000’s)	Value
Louisiana: 1.1%
Calcasieu Parish Service District, Lake Charles Memorial Hospital Project (RB) 5.00%, 12/01/27	$1,025	$1,171,301
Calcasieu Parish Service District, Lake Charles Memorial Hospital Project (RB) (SBG) 5.00%, 12/01/29	150	176,197
City of Alexandria, Series A (RB) 5.00%, 05/01/23 (c)	1,000	1,052,952
City of New Orleans, Sewerage Service (RB) 5.00%, 06/01/22	20	20,301
City of New Orleans, Water System (RB) 5.00%, 12/01/25 (c)	305	347,285
City of Shreveport, Water and Sewer Revenue, Series C (RB) (BAM) 5.00%, 12/01/26	525	612,417
Louisiana Local Government Environment Facilities and Community Development Authority, St. James Place of Baton Rouge Project, Series A (RB) 5.50%, 11/15/25	600	632,229
Louisiana Public Facilities Authority, Solid Waste Disposal Revenue, Louisiana Pellets, Inc. Project (RB) 7.00%, 07/01/24 (d) *	330	3
Louisiana Public Facilities Authority, Solid Waste Disposal Revenue, Louisiana Pellets, Inc. Project, Series A (RB) 7.50%, 07/01/23 (d) *	521	5
Louisiana State Citizens Property Insurance Corp. (RB) (AGM) 5.00%, 06/01/22	275	279,170
Parish of St James, Nustar Logistics, LP Project (RB) 6.10%, 06/01/30 (p)	500	639,349
		4,931,209
Maryland: 0.8%
City of Baltimore, East Baltimore Research Park Project, Series A (RB) 4.00%, 09/01/27	200	215,751
City of Baltimore, Harbor Point Project (RB) 4.25%, 06/01/26	150	162,051
	Par (000’s)	Value
Maryland (continued)
County of Frederick, Mount Saint Mary’s University, Series A (RB) 5.00%, 09/01/27	$350	$379,674
County of Howard, Series A (TA) 4.00%, 02/15/26 (c)	200	210,066
Maryland Economic Development Corp., CNX Marine Terminal, Inc. Port of Baltimore Facility (RB) 5.75%, 03/03/22 (c)	695	703,077
Maryland Economic Development Corp., Metro Centre at Owings Mills Project (TA) 3.75%, 01/01/27 (c)	245	266,297
Maryland Economic Development Corp., Port Covington Project (TA) 3.25%, 09/01/30	1,000	1,064,413
Maryland Economic Development Corp., Transportation Facilities, Series A (RB) 5.00%, 06/01/28	425	506,849
		3,508,178
Massachusetts: 0.6%
Collegiate Charter School of Lowell (RB) 5.00%, 06/15/26 (c)	490	531,928
Massachusetts Development Finance Agency, Beth Israel Lahey Health Issue, Series K (RB) 5.00%, 07/01/28	500	603,304
Massachusetts Development Finance Agency, CareGroup Issue, Series I (RB) 5.00%, 07/01/26 (c)	310	355,474
Massachusetts Development Finance Agency, Newbridge on the Charles, Inc. (RB) 4.00%, 10/01/22 (c)	250	267,348
Massachusetts Development Finance Agency, Suffolk University (RB) 5.00%, 07/01/27 (c)	335	389,160
Massachusetts Development Finance Agency, UMass Memorial Health Care Obligated Group Issue, Series I (RB) 5.00%, 07/01/26 (c)	100	114,351
Massachusetts Educational Financing Authority (RB) 5.00%, 01/01/25 (c)	275	297,797
		2,559,362

9

VANECK SHORT HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s)	Value
Michigan: 1.6%
City of Detroit, Series A (GO) (SBG) 5.00%, 04/01/31 (c)	$500	$601,067
Grand Rapids Economic Development Corp., Beacon Hill at Eastgate, Series A (RB) 4.00%, 11/01/24 (c)	250	268,288
Great Lakes Water Authority, Water Supply System, Senior Lien, Series C (RB)
5.00%, 07/01/26 (c)	1,000	1,153,625
5.00%, 07/01/26 (c)	500	580,303
Michigan Finance Authority Higher Education, Aquinas College Project (RB) 4.00%, 05/01/31	500	509,530
Michigan Finance Authority Higher Education, Thomas M. Cooley Law School Project (RB) 6.25%, 07/01/24 (c)	1,000	1,036,087
Michigan Finance Authority Hospital, Beaumont Health Credit Group, Series A (RB) 5.00%, 08/01/24 (c)	600	656,302
Michigan Finance Authority, Public Lighting Authority Local Project, Series B (RB) 5.00%, 07/01/24 (c)	580	613,701
Michigan Strategic Fund, I-75 Improvement Project (RB) 5.00%, 12/31/28 (c)	155	183,309
Wayne County Airport Authority, Detroit metropolitan Wayne County Airport, Series C (RB) 5.00%, 12/01/27	1,415	1,684,869
		7,287,081
Minnesota: 0.8%
City of Anoka, Homestead at Anoka, Inc. Project (RB) 4.25%, 11/01/24 (c)	100	104,602
City of Blaine, Senior Housing and Health Facility, Series A (RB) 5.12%, 07/01/25	540	527,688
City of Brooklyn Park, Charter School, Athlos Leadership Academy Project, Series A (RB) 5.25%, 07/01/25 (c)	350	370,578
County of Rice, Shattuck St. Mary’s School Project (RB) 5.00%, 08/01/22	250	255,531
Duluth Economic Development Authority, Benedictine Health System, Series A (RB) 4.00%, 07/01/26 (c)	1,000	1,070,365
	Par (000’s)	Value
Minnesota (continued)
Housing & Redevelopment Authority of The City of St Paul Minnesota (RB) 5.00%, 07/01/25 (c)	$500	$559,504
Minneapolis-St Paul Metropolitan Airports Commission, Series A (RB) 5.00%, 01/01/25	640	707,607
Saint Paul Housing and Redevelopment Authority, Series A (RB) 5.00%, 09/01/26	120	129,370
		3,725,245
Missouri: 1.0%
City of St. Ann, Northwest Plaza Redevelopment Project, Series A (TA)
4.00%, 11/01/26	105	107,640
4.62%, 11/01/27 (c)	600	631,324
Industrial Development Authority of the City of St. Louis, Series A (RB) 3.88%, 11/15/26 (c)	220	213,149
Kansas City Land Clearance Redevelopment Authority, Convention Center Hotel Project, Series B (TA) (AMBAC) 4.38%, 02/01/28 (c)	1,915	1,911,472
Maryland Heights Industrial Development Authority, San Louis Community Ice Center Project, Series A (RB) (BAM) 4.38%, 03/15/28 (c)	430	405,480
Plaza at Noah’s Ark Community Improvement District (RB) 3.00%, 05/01/29 (c)	500	492,822
St. Louis County, Industrial Development Authority, Friendship Village St. Louis Obligated Group, Series A (RB) 5.00%, 09/01/25 (c)	500	564,046
		4,325,933
Montana: 0.0%
City of Forsyth, Rosebud County, Montana Pollution Control (RB) 2.00%, 08/01/23	220	223,171
Nebraska: 0.1%
Central Plains Energy Project, Gas Project Crossover, Series A (RB)
5.00%, 09/01/28	100	118,391
5.00%, 09/01/30	125	152,084
		270,475
Nevada: 1.2%
City of Reno, Tax Increment Senior Lien, Series C (TA) 5.40%, 03/03/22 (c)	355	329,901

10

	Par (000’s)	Value
Nevada (continued)
City of Sparks, Tourism Improvement District No. 1, Legends at Sparks Marina (RB)
2.50%, 06/15/24	$345	$347,706
2.75%, 06/15/28	1,000	1,018,125
Clark County School District, Series A (GO) 5.00%, 06/15/24	500	544,844
Clark County School District, Series B (GO) (AGM)
5.00%, 06/15/29	250	307,968
5.00%, 06/15/29 (c)	250	307,671
Clark County School District, Series B (GO) (BAM)
5.00%, 06/15/30	250	313,417
5.00%, 06/15/30 (c)	500	623,703
Clark County School District, Series C (GO) 5.00%, 12/15/25 (c)	115	130,197
Clark County, Airport System, Series A-2 (RB) 5.00%, 07/01/24 (c)	100	108,923
Clark County, Nevada Pollution Controls, Southern California Edison Company (RB) 2.10%, 06/01/31	400	382,222
State of Nevada, Department of Business and Industry, Fulcrum Sierra Biofuels, LLC Project (RB) 5.88%, 12/15/27	440	486,282
State of Nevada, Department of Business and Industry, Somerset Academy, Series A (RB) 4.50%, 12/15/25 (c)	425	457,455
		5,358,414
New Hampshire: 0.1%
National Finance Authority, Covanta Project, Series A (RB) 4.00%, 07/01/23 (c)	250	256,615
New Hampshire Health and Education Facilities Authority, Hillside Village, Series A (RB) 5.25%, 07/01/24 (c) (d) *	290	145,000
		401,615
New Jersey: 10.9%
Gloucester County, Pollution Control Financing Authority, Series A (RB) 5.00%, 12/01/24	440	465,747
New Jersey Economic Development Authority, Cigarette Tax (RB)
4.25%, 06/15/22 (c)	345	348,836
5.00%, 06/15/22 (c)	150	152,257
5.00%, 06/15/22	165	167,723
	Par (000’s)	Value
New Jersey (continued)
New Jersey Economic Development Authority, Continental Airlines, Inc. Project (RB)
5.12%, 08/20/22 (c)	$655	$674,085
5.25%, 08/20/22 (c)	2,000	2,056,647
5.75%, 09/15/22 (c)	300	305,692
New Jersey Economic Development Authority, Lions Gate Project (RB) 4.38%, 01/01/24	40	40,509
New Jersey Economic Development Authority, Motor Vehicle Surcharges, Series A (RB)
4.00%, 07/01/27 (c)	760	828,526
5.00%, 07/01/27 (c)	1,000	1,145,442
New Jersey Economic Development Authority, New Jersey Transit Corp. Project, Series A (RB) 4.00%, 11/01/27	380	426,318
New Jersey Economic Development Authority, New Jersey Transit Corp. Project, Series B (RB)
4.00%, 11/01/25	500	545,810
5.00%, 11/01/25	115	129,741
New Jersey Economic Development Authority, New Jersey Transit Transportation Project, Series A (RB) (AGM) 5.00%, 11/01/29 (c)	110	132,875
New Jersey Economic Development Authority, New Jersey-American Water Company, Inc. Project, Series B (RB) 2.05%, 12/03/29 (p)	1,000	1,028,849
New Jersey Economic Development Authority, School Facilities Construction, Series AAA (RB) 5.50%, 12/15/26 (c)	115	135,736
New Jersey Economic Development Authority, School Facilities Construction, Series BBB (RB) 5.50%, 12/15/26 (c)	100	119,177
New Jersey Economic Development Authority, School Facilities Construction, Series II (RB) 5.00%, 03/01/22 (c)	225	225,712
New Jersey Economic Development Authority, School Facilities Construction, Series N-1 (RB) (NATL) 5.50%, 09/01/23	400	427,471

11

VANECK SHORT HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s)	Value
New Jersey (continued)
New Jersey Economic Development Authority, School Facilities Construction, Series NN (RB)
5.00%, 03/01/23 (c)	$505	$527,644
5.00%, 03/01/23 (c)	655	684,370
5.00%, 03/01/23 (c)	455	474,005
5.00%, 03/01/23 (c)	695	723,365
5.00%, 03/01/23 (c)	755	788,854
5.00%, 03/01/23 (c)	200	208,272
5.00%, 03/01/23 (c)	1,500	1,561,883
New Jersey Economic Development Authority, School Facilities Construction, Series PP (RB)
5.00%, 06/15/24 (c)	340	369,588
5.00%, 06/15/24 (c)	320	348,580
5.00%, 06/15/24 (c)	500	544,657
New Jersey Economic Development Authority, School Facilities Construction, Series UU (RB)
5.00%, 06/15/24 (c)	340	370,367
5.00%, 06/15/24	430	467,314
New Jersey Economic Development Authority, School Facilities Construction, Series XX (RB)
4.25%, 06/15/25 (c)	440	480,582
4.38%, 06/15/25 (c)	130	141,985
5.00%, 06/15/25 (c)	345	384,830
New Jersey Economic Development Authority, State House Project, Series B (RB) 4.00%, 12/15/28 (c)	750	846,830
New Jersey Economic Development Authority, West Campus Housing, LLC - New Jersey City University Student Housing Project, Series A (RB) 4.12%, 07/01/25 (c)	175	178,317
New Jersey Educational Facilities Authority, Higher Education Facilities Trust (RB)
5.00%, 06/15/24 (c)	145	157,618
5.00%, 06/15/24 (c)	175	190,058
New Jersey Health Care Facilities Financing Authority, Hospital Asset Transformation Program (RB) 5.00%, 10/01/24	315	344,779
New Jersey State Turnpike Authority, Series A (RB) (AGM) 5.25%, 01/01/26	500	577,237
New Jersey Transportation Trust Fund Authority, Series A (RB)
0.00%, 12/15/25 ^	120	111,518
0.00%, 12/15/26 ^	360	326,219
	Par (000’s)	Value
New Jersey (continued)
0.01%, 12/15/32	$735	$548,513
5.00%, 12/15/24	500	552,381
5.00%, 12/15/25	500	565,860
5.00%, 12/15/26	1,050	1,215,772
5.00%, 12/15/28 (c)	205	243,307
5.00%, 12/15/28	885	1,061,565
5.00%, 06/15/24	300	326,033
5.00%, 06/15/26 (c)	500	570,053
5.00%, 06/15/26 (c)	395	451,255
5.00%, 06/15/31	1,100	1,359,704
5.25%, 12/15/22	250	259,298
5.25%, 12/15/23	270	290,161
5.50%, 12/15/22	170	176,690
New Jersey Transportation Trust Fund Authority, Series A-1 (RB)
5.00%, 06/15/23	410	433,246
5.00%, 06/15/26 (c)	845	970,776
5.00%, 06/15/26 (c)	110	125,792
New Jersey Transportation Trust Fund Authority, Series AA (RB)
4.00%, 06/15/22 (c)	535	541,854
5.00%, 12/15/28 (c)	500	591,514
5.00%, 06/15/22 (c)	605	614,981
5.00%, 06/15/22 (c)	205	208,382
5.00%, 06/15/22	200	203,157
5.00%, 06/15/23 (c)	490	515,739
5.00%, 06/15/23	745	785,035
5.00%, 06/15/25 (c)	275	306,541
5.25%, 06/15/25 (c)	1,065	1,198,233
5.25%, 06/15/25 (c)	365	410,790
5.25%, 06/15/25 (c)	435	489,878
5.25%, 06/15/25 (c)	100	112,594
New Jersey Transportation Trust Fund Authority, Series BB (RB) 5.00%, 12/15/31 (c)	1,000	1,235,546
New Jersey Transportation Trust Fund Authority, Series BB-1 (RB) 5.00%, 12/15/28 (c)	1,500	1,774,543
New Jersey Transportation Trust Fund Authority, Series C (RB) (AGM) 0.01%, 12/15/29	290	245,463
New Jersey Transportation Trust Fund Authority, Series C (RB) (NATL) 0.01%, 12/15/30	805	651,443
0.01%, 12/15/31	335	261,634
New Jersey Transportation Trust Fund Authority, Series D (RB)
5.00%, 12/15/23	735	786,497
5.00%, 12/15/24 (c)	1,380	1,517,816
5.25%, 12/15/23	515	553,456

12

	Par (000’s)	Value
New Jersey (continued)
Newark Housing Port Authority, Marine Terminal Redevelopment Project (RB) (NATL) 5.00%, 01/01/32	$120	$142,967
Pollution Control Financing Authority, Chambers Project, Series A (RB) 5.00%, 12/01/23	50	52,109
State of New Jersey, COVID-19 Emergency Bond, Series A (GO)
5.00%, 06/01/26	500	572,826
5.00%, 06/01/28	990	1,179,353
State of New Jersey, Covid-19 General Emergency, Series A (GO) 5.00%, 06/01/27	500	585,239
State of New Jersey, Various Purposes (GO)
2.00%, 12/01/29 (c)	2,000	1,975,927
3.00%, 06/01/26	80	84,970
4.00%, 06/01/23 (c)	110	114,569
5.00%, 06/01/27	100	117,048
Tobacco Settlement Financing Corp., Series A (RB)
5.00%, 06/01/23	500	526,573
5.00%, 06/01/28 (c)	640	761,828
5.00%, 06/01/28 (c)	150	179,207
5.00%, 06/01/28	655	786,582
		49,400,725
New Mexico: 0.7%
City of Farmington, Southern California Edison Company four Corners Project, Series B (RB)
1.80%, 04/01/29	1,000	969,628
2.15%, 10/01/31 (c)	1,700	1,613,130
New Mexico Hospital Equipment Loan Council, Haverland Carter Lifestyle Group, Series C (RB) 2.38%, 02/11/22 (c)	400	400,160
		2,982,918
New York: 8.9%
Brooklyn Arena Local Development Corp., Barclays Center, Series A (RB)
5.00%, 01/15/27 (c)	100	116,958
5.00%, 01/15/27 (c)	1,800	2,082,845
5.00%, 01/15/27 (c)	100	117,692
5.00%, 07/15/23	1,600	1,693,744
5.00%, 07/15/24	1,750	1,918,731
5.00%, 07/15/26	100	116,428
Build NYC Resource Corp., Brooklyn Navy Yard Cogeneration Partners, L.P. Project (RB) 5.00%, 12/31/28	1,235	1,326,658
	Par (000’s)	Value
New York (continued)
Build NYC Resource Corporation, New World Preparatory Chapter School Project, Series A (RB) 4.00%, 06/15/31	$275	$297,059
Build NYC Resource Corporation, Richmond Preparatory Chapter School Project, Series A (RB) 4.00%, 06/01/29 (c)	595	630,254
County of Suffolk, Series A (GO) (AGM) 5.00%, 02/01/26	250	284,906
County of Suffolk, Series B (GO) (AGM) 5.00%, 10/15/26	250	290,188
Dutchess County Local Development Corp., Health Quest System, Inc., Series B (RB) 5.00%, 07/01/26 (c)	270	311,042
Huntington Local Development Corp., Gurwin Independent Housing, Inc., Fountaingate Gardens Project (RB) 4.00%, 07/01/27	1,000	1,030,916
Metropolitan Transportation Authority, Series A-1 (RB) 5.00%, 05/15/26 (c)	250	279,665
Metropolitan Transportation Authority, Series C-1 (RB) 5.00%, 05/15/28 (c)	250	292,013
Metropolitan Transportation Authority, Series D (RB)
5.00%, 11/15/26 (c)	500	565,123
5.00%, 05/15/28 (c)	560	651,209
Metropolitan Transportation Authority, Series D-1 (RB)
5.00%, 11/15/25 (c)	250	279,369
5.00%, 11/15/25 (c)	250	280,107
Monroe County Industrial Development Corp., Rochester regional Health Project, Series A (RB) 5.00%, 12/01/30 (c)	500	620,910
Monroe County Industrial Development Corp., St. Ann’s Community Project (RB) 4.00%, 01/01/26 (c)	1,000	1,036,044
New York Convention Center Development Corp. (RB) 5.00%, 11/15/25 (c)	500	565,843
New York State Dormitory Authority, Montefiore Medical Center, Series A (RB)
5.00%, 08/01/24	250	272,489
5.00%, 08/01/28 (c)	675	799,684

13

VANECK SHORT HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s)	Value
New York (continued)
New York State Environmental Facilities Corp., Casella Waste Systems. Inc. Project, Series R-1 (RB) (FHA 542 (C)) 2.75%, 09/02/25 (c) (p)	$600	$622,737
New York Transportation Development Corp., American Airlines, Inc. John F. Kennedy International Airport Project (RB)
2.25%, 08/01/26	1,000	1,006,405
5.00%, 02/22/22 (c)	760	767,670
5.00%, 02/22/22 (c)	2,000	2,020,185
5.25%, 08/01/30 (c)	940	1,082,378
New York Transportation Development Corp., Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project (RB)
4.00%, 10/01/30	2,000	2,247,601
5.00%, 01/01/23	1,000	1,036,373
5.00%, 01/01/28 (c)	780	913,005
5.00%, 01/01/28 (c)	785	913,049
5.00%, 01/01/28 (c)	3,255	3,772,934
Niagara Area Development Corp., New York Solid Waste Disposal Facility, Series B (RB) 3.50%, 07/01/23 (c)	1,500	1,537,547
Port Authority of New York & New Jersey, Series 184 (RB)
5.00%, 10/15/25 (c)	500	564,214
5.00%, 09/01/24 (c)	270	295,735
5.00%, 09/01/24 (c)	250	273,895
Port Authority of New York & New Jersey, Series 214 (RB) 5.00%, 09/01/29 (c)	250	303,618
Port Authority of New York & New Jersey, Series 227 (RB) 3.00%, 10/01/28	550	591,615
Syracuse Industrial Development Agency, Carousel Center Project, Series A (RB)
5.00%, 01/01/26 (c)	750	724,007
5.00%, 01/01/26 (c)	1,130	1,078,660
Town of Oyster Bay, Public Improvement, Series B (GO) (AGM) 3.25%, 02/01/26 (c)	665	709,720
Town of Ramapo, Public Improvement, Series A (GO) (FGIC)
4.00%, 05/15/23 (c)	120	119,306
4.12%, 05/15/23 (c)	100	100,002
Trust for Cultural Resources of The City of New York, Lincoln Center for the Performing Arts, Inc., Series A (RB) 5.00%, 12/01/30 (c)	1,000	1,261,204
	Par (000’s)	Value
New York (continued)
TSASC, Inc., Tobacco Settlement Bonds, Series A (RB)
5.00%, 06/01/23	$1,500	$1,522,867
5.00%, 06/01/27 (c)	70	81,888
5.00%, 06/01/27	70	82,287
Ulster County Capital Resource Corp., Woodland Pond of New Paltz Project (RB) 4.00%, 09/15/24 (c)	375	366,218
Yonkers Economic Development Corp., Charter School of Educational Excellence Project, Series A (RB) 4.00%, 10/15/29	200	214,585
		40,069,582
North Carolina: 0.6%
North Carolina Eastern Municipal Power Agency, Series B (RB) (NATL) 6.00%, 01/01/25	125	142,076
North Carolina Medical Care Commission, Retirement Facilities (RB) 5.12%, 07/01/23	180	187,127
North Carolina Medical Care Commission, Vedan Health (RB) 5.00%, 06/01/25 (c)	250	280,679
North Carolina Turnpike Authority, Triangle Expressway System (RB) 5.00%, 01/01/25	350	385,597
North Carolina Turnpike Authority, Triangle Expressway System (RB) (AGM) 5.00%, 01/01/29 (c)	500	607,853
North Carolina Turnpike Authority, Triangle Expressway System (RB) (BAM) 5.00%, 02/01/24	1,000	1,073,776
		2,677,108
North Dakota: 0.6%
County of Grand Forks, Red River Biorefinery, LLC Project, Series A (RB) 6.62%, 06/15/26 (c)	3,000	2,958,153
Ohio: 2.0%
American Municipal Power, Inc., Series A (RB) 5.00%, 02/15/29	500	608,129
County of Cuyahoga, Ohio Hospital, The Metrohealth System (RB)
5.00%, 02/15/25	250	276,754
5.00%, 02/15/26	50	56,850
5.00%, 02/15/27 (c)	110	128,233

14

	Par (000’s)	Value
Ohio (continued)
5.00%, 02/15/27	$250	$291,391
County of Muskingum, Genesis HealthCare System (RB) 4.00%, 02/15/23	50	51,238
Greater Cincinnati Development Authority, Convention Center Hotel Acquisition and Demolition Project, Series A (RB) 3.00%, 05/01/22 (c)	2,000	2,003,720
Ohio Air Quality Development Authority, American Electric Company Project, Series A (RB) 2.40%, 10/01/29 (c) (p)	500	517,740
Ohio Air Quality Development Authority, Ohio Valley Electric Corp. Project, Series A (RB) 3.25%, 09/01/29	2,000	2,058,287
Ohio Air Quality Development Authority, Ohio Valley Electric Corp. Project, Series B (RB) 1.38%, 11/01/24 (p)	1,000	986,893
Ohio Air Quality Development Authority, Ohio Valley Electric Corp. Project, Series D (RB) 2.88%, 02/01/26	550	559,135
Ohio Air Quality Development Authority, Steel Corp. Project, Series A (RB) 6.75%, 03/03/22 (c)	260	260,989
Southern Ohio Port Authority, Purecycle Project, Series B (RB) (AGM) 10.00%, 12/01/26 (c)	1,000	1,156,176
		8,955,535
Oklahoma: 0.8%
Comanche County Hospital Authority, Series A (RB) 5.00%, 07/01/22 (c)	525	529,727
Oklahoma Development Finance Authority, OU Medicine Project, Series B (RB)
5.00%, 08/15/26	1,000	1,141,213
5.00%, 08/15/27	250	291,457
Tulsa Municipal Airport Trust, American Airlines, Inc. (RB) 5.00%, 06/01/25 (c) (p)	1,500	1,639,520
		3,601,917
Oregon: 0.2%
Oregon State Business Development Commission, Red Rock Biofuels LLC Clean Energy Project (RB) 11.50%, 04/01/26 (c) (d) *	500	30,000
	Par (000’s)	Value
Oregon (continued)
Port of Portland, International Airport Passenger Facility Charge, Series A (RB) 5.00%, 02/17/22 (c)	$500	$505,431
Yamhill County Hospital Authority, Friendsview Retirement Community Oregon, Series A (RB) 5.00%, 11/15/24 (c)	325	351,989
		887,420
Pennsylvania: 4.6%
Allegheny County Industrial Development Authority, United States Steel Corp. Project (RB) 4.88%, 11/01/24	500	539,061
Allentown Neighborhood Improvement Zone Development Authority (RB)
5.00%, 05/01/23	355	369,908
5.00%, 05/01/27	1,250	1,430,426
5.00%, 05/01/28	1,895	2,186,320
5.00%, 05/01/28	875	1,014,345
Berks County Industrial Development Authority, Tower Health Project (RB)
4.00%, 11/01/27 (c)	200	207,312
5.00%, 11/01/24	1,000	1,071,871
5.00%, 11/01/25	1,000	1,092,957
5.00%, 11/01/26	400	444,974
Berks County Municipal Authority, Tower Health Project, Series A (RB)
5.00%, 02/01/30	800	928,515
5.00%, 02/01/31	425	496,772
Berks County Municipal Authority, Tower Health Project, Series B-2 (RB) 5.00%, 02/01/27 (c) (p)	1,500	1,655,180
Berks County Municipal Authority, Tower Health Project, Series B-3 (RB) 5.00%, 02/01/30 (c) (p)	500	570,674
City of Philadelphia, Gas Works, Series 13 (RB) 5.00%, 08/01/25	80	90,044
City of Philadelphia, Gas Works, Series 14 (RB) 4.00%, 06/01/31	575	637,067
Commonwealth Financing Authority, Tobacco Master Settlement Payment (RB) 5.00%, 06/01/23	500	527,229
Dauphin County General Authority University, Harrisburg University of Science and Technology Project (RB) 4.25%, 10/15/26	500	528,222

15

VANECK SHORT HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s)	Value
Pennsylvania (continued)
5.00%, 10/15/27	$250	$271,409
5.00%, 10/15/28 (c)	500	562,875
Doylestown Hospital Authority, Series A (RB) (SBG) 5.00%, 07/01/23 (c)	250	260,801
Fulton County Industrial Development Authority, The Fulton County Medical Center Project (RB) 4.00%, 07/01/26 (c)	580	601,936
Geisinger Authority Health System, Series C (RB) 5.00%, 04/01/30 (c) (p)	1,000	1,224,427
Montgomery County Industrial Development Authority Health, Albert Einstein Healthcare Network Issue, Series A (RB) (AMBAC) 4.00%, 01/15/25 (c)	415	443,483
Montgomery County Industrial Development Authority, Whitemarsh Continuing Care Retirement Community Project (RB) 4.00%, 01/01/25	1,055	1,084,798
Pennsylvania Economic Development Financing Authority, The Pennsylvania Rapid Bridge Replacement Project (RB)
5.00%, 12/31/23	125	134,350
5.00%, 06/30/26	130	150,442
Pennsylvania Turnpike Commission, Series A-2 (RB) 5.00%, 06/01/26 (c)	100	113,934
Pennsylvania Turnpike Commission, Series E (RB) 6.00%, 12/01/27 (c)	645	800,164
Philadelphia Gas Works Co., Fourteenth Series (RB) 5.00%, 10/01/26	100	114,793
State Public School Building Authority, The School District of Philadelphia Project, Series A (RB) (SAW) 5.00%, 12/01/26 (c)	200	232,084
Susquehanna Area Regional Airport Authority, Series A (RB) 5.00%, 01/01/23 (c)	500	515,646
The Hospitals and Higher Education, Facilities Authority of Philadelphia (RB)
5.00%, 07/01/26	115	132,294
5.00%, 07/01/27 (c)	275	322,076
		20,756,389
	Par (000’s)	Value
Puerto Rico: 4.9%
Commonwealth of Puerto Rico, Series A (GO) (AGM) 5.25%, 03/03/22 (c)	$300	$302,057
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Series A (RB)
5.00%, 07/01/30	3,000	3,709,804
5.25%, 07/01/22 (c)	485	494,081
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Series B (RB) 5.00%, 07/01/28	1,000	1,201,043
Puerto Rico Commonwealth Aqueduct and Sewer Authority, Series A (RB) 6.12%, 07/01/24	600	645,817
Puerto Rico Convention Center District Authority, Series A (RB) 5.00%, 03/03/22 (c)	185	188,806
Puerto Rico Electric Power Authority, Series UU (RB) (AGM) 5.00%, 03/03/22 (c)	250	255,143
Puerto Rico Highway & Transportation Authority, Series CC (RB) (AGM) 5.25%, 07/01/32	1,105	1,178,008
Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, AES Puerto Rico Project (RB) 6.62%, 03/03/22 (c)	100	103,500
Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Ana G. Mendez University System Project (RB) 5.00%, 03/03/22 (c)	200	201,000
Puerto Rico Municipal Finance Agency, Series A (RB) (AGM) 5.00%, 03/03/22 (c)	780	786,254
Puerto Rico Sales Tax Financing Corp., Series A-1 (RB)
0.01%, 07/01/24	7,329	6,977,744
0.01%, 07/01/27	3,855	3,445,389
0.01%, 07/01/28 (c)	2,000	1,562,363
Puerto Rico Sales Tax Financing Corp., Series A-1 (RB) (AGM) 0.01%, 07/01/28 (c)	1,308	1,096,714
		22,147,723
Rhode Island: 0.4%
Rhode Island Commerce Corp., Department of Transportation, Series A (RB)
5.00%, 05/15/30 (c)	900	1,120,849
5.00%, 05/15/30 (c)	250	309,728

16

	Par (000’s)	Value
Rhode Island (continued)
Rhode Island Commerce Corp., Department of Transportation, Series B (RB) 5.00%, 06/15/26	$155	$179,315
Tobacco Settlement Financing Corp., Series A (RB) 5.00%, 06/01/23	115	121,258
		1,731,150
South Carolina: 0.9%
Connector 2000 Association, Inc., Series A-1 (RB) 0.00%, 04/01/26 (c) ^	110	55,715
South Carolina Jobs-Economic Development Authority, High Point Academy Project, Series A (RB) 5.00%, 12/15/26 (c)	400	442,383
South Carolina Jobs-Economic Development Authority, Solid Waste Disposal, Series A (RB)
5.25%, 07/01/25 (c)	755	854,900
6.00%, 06/01/28 (c)	1,000	1,004,790
South Carolina Jobs-Economic Development Authority, The Woodlands at Furman (RB) 4.00%, 11/15/24 (c)	360	374,147
South Carolina Public Service Authority, Series A (RB)
5.00%, 06/01/25 (c)	290	324,952
5.00%, 06/01/26 (c)	525	602,259
South Carolina Public Service Authority, Series C (RB) 5.00%, 12/01/24 (c)	220	249,763
		3,908,909
Tennessee: 0.7%
Blount County, Health and Educational Facilities Board, Series A (RB) 5.00%, 01/01/25 (c)	500	455,514
Memphis-Shelby County Industrial Development Board, Graceland Project, Series A (TA) 4.75%, 07/01/27	195	183,501
Tennergy Corp., Gas Supply, Series A (RB) 4.00%, 09/01/28 (c) (p)	1,750	1,950,695
Tennessee Energy Acquisition Corp. (RB) 5.25%, 09/01/26	525	598,543
		3,188,253
Texas: 6.5%
Austin Convention Enterprises, Inc., Convention Center Hotel, First Tier, Series A (RB)
5.00%, 01/01/27 (c)	1,155	1,270,208
5.00%, 01/01/27 (c)	1,200	1,316,281
	Par (000’s)	Value
Texas (continued)
Austin Convention Enterprises, Inc., Convention Center Hotel, First Tier, Series A (RB) (SAW) 5.00%, 01/01/26	$250	$273,376
Austin Convention Enterprises, Inc., Convention Center Hotel, Second Tier, Series A (RB) 5.00%, 01/01/27 (c)	500	532,112
Calhoun County Navigation Industrial Development Authority, Max Midstream Texas LLC Project, Series A (RB) 3.62%, 07/01/24 (c)	2,465	2,541,830
Central Texas Regional Mobility Authority, Series B (RB) 5.00%, 01/01/31 (c)	750	929,271
Central Texas Regional Mobility Authority, Series C (RB) 5.00%, 01/01/26 (c)	2,000	2,257,189
Central Texas Turnpike System, Series C (RB) 5.00%, 08/15/24	120	130,693
City of Austin, Airport System (RB) 5.00%, 11/15/24 (c)	395	431,676
City of Houston, Airport System, Series C (RB) 5.00%, 07/01/27	180	210,454
City of Houston, Airport System, United Airlines, Inc. Airport Improvement Projects, Series C (RB) 5.00%, 07/15/27	1,000	1,136,392
City of Houston, Airport System, United Airlines, Inc. Terminal E Project (RB) 5.00%, 07/01/24 (c)	250	264,728
City of Houston, Airport System, United Airlines, Inc. Terminal E Project, Series A (RB) 5.00%, 07/01/27	250	283,945
City of Houston, Continental Airlines, Inc., Terminal Improvement Projects (RB) 6.50%, 03/03/22 (c)	200	201,188
City of Houston, Texas Airport System Special Facilities, United Airlines, Inc. (RB)
4.75%, 07/01/24	655	685,162
5.00%, 07/15/28	1,500	1,725,499
Clifton Higher Education Finance Corp., Series A (RB)
4.62%, 08/15/25	80	84,889
5.12%, 08/15/25 (c)	200	221,017
6.00%, 03/01/24 (c)	1,345	1,451,499

17

VANECK SHORT HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s)	Value
Texas (continued)
Clifton Higher Education Finance Corp., Series D (RB) 5.25%, 08/15/25 (c)	$500	$560,846
Gulf Coast Industrial Development Authority, CITGO Petroleum Corp. Project (RB) 4.88%, 10/01/22 (c)	335	338,202
Harris County, Houston Sports Authority, Junior Lien, Series H (RB) (NATL) 0.01%, 11/15/29	315	242,564
Lower Colorado River Authority, LCRA Transmission Services Corp. Project (RB)
5.00%, 05/15/25 (c)	335	374,013
5.00%, 05/15/29 (c)	200	244,534
Matagorda County District No. 1, Pollution Control, Series B (RB) (AMBAC) 4.55%, 05/01/30	105	121,172
Matagorda County Navigation District No. 1, Series A (RB) (AMBAC) 4.40%, 05/01/30	1,035	1,192,903
Matagorda County Navigation District No. 1, Series A (RB) (BAM) 2.60%, 11/01/29	2,000	2,044,961
Mesquite Health Facility Development Corp., Christian Care Centers, Inc. Project (RB) (NATL) 5.00%, 02/15/26 (c) (d) *	300	234,000
New Hope Cultural Education Facilities Finance Corp., Carillon Lifecare Community Project (RB) 4.00%, 07/01/24 (c)	1,000	1,001,979
New Hope Cultural Education Facilities Finance Corp., Cumberland Academy, Series A (RB) 4.00%, 08/15/25 (c)	1,000	1,058,109
New Hope Cultural Education Facilities Finance Corp., Legacy Preparatory Charter Academy, Series A (RB) 5.25%, 02/15/23 (c)	225	241,665
New Hope Cultural Education Facilities Finance Corp., MRC Crestview Project (RB) 5.00%, 11/15/24 (c)	850	953,048
New Hope Cultural Education Facilities Finance Corp., NCCD-College Station Properties LLC, Series A (RB)
5.00%, 07/01/23	100	86,000
5.00%, 07/01/24	100	86,000
	Par (000’s)	Value
Texas (continued)
North Texas Tollway Authority, First Tier, Series D (RB) (AGC) 0.01%, 01/01/29	$405	$355,788
North Texas Tollway Authority, Second Tier, Series B (RB) 5.00%, 01/01/26 (c)	185	210,293
Port Beaumont Navigation District, Texas Dock & Wharf Facility, Series A (RB) 2.62%, 07/01/23 (c)	550	525,221
SA Energy Acquisition Public Facility Corp. (RB)
5.50%, 08/01/22	85	87,013
5.50%, 08/01/24	55	60,535
5.50%, 08/01/25	125	141,814
5.50%, 08/01/27	110	131,517
Tarrant County Cultural Education Facilities Finance Corp., MRC Stevenson Oaks Project, Series A (RB) 6.25%, 11/15/27 (c)	250	288,129
Tarrant County Cultural Education Facilities Finance Corp., Northwest Senior Housing Corp. Edgemere Project, Series A (RB) 5.00%, 11/15/25 (c) (d) *	230	50,600
Tarrant County Cultural Education Facilities Finance Corp., Retirement Facility (RB) 4.00%, 05/15/24 (c)	225	237,169
Tarrant County Cultural Education Facilities Finance Corp., Retirement Facility, Series A (RB) 6.00%, 05/15/27 (c)	500	551,266
Texas Municipal Gas Acquisition & Supply Corp. III (RB)
5.00%, 12/15/28	350	411,454
5.00%, 12/15/32	1,015	1,269,368
Texas Municipal Gas Acquisition and Supply Corp. I, Senior Lien, Series A (RB)
5.25%, 12/15/22	155	161,027
5.25%, 12/15/23	15	16,135
5.25%, 12/15/24	60	66,494
5.25%, 12/15/25	100	113,909
		29,405,137
Utah: 0.2%
Utah Charter School Finance Authority, Freedom Academy Foundation Project (RB) 4.50%, 06/15/27	1,000	1,054,102

18

	Par (000’s)	Value
Virgin Islands: 0.8%
Virgin Islands Public Finance Authority, Virgin Islands Gross Receipts Taxes Loan Note, Series C (RB)
5.00%, 10/01/24	$300	$302,085
5.00%, 10/01/24 (c)	1,000	1,002,303
Virgin Islands Public Finance Authority, Virgin Islands Matching Fund Senior Loan Notes, Series A (RB)
5.00%, 03/03/22 (c)	485	487,685
5.00%, 03/03/22 (c)	160	160,886
Virgin Islands Public Finance Authority, Virgin Islands Matching Fund Senior Loan Notes, Series B (RB)
5.00%, 03/03/22 (c)	615	618,405
5.00%, 03/03/22 (c)	140	139,440
Virgin Islands Water & Power Authority, Series B (RB)
5.00%, 03/03/22 (c)	55	53,509
5.00%, 03/03/22 (c)	620	595,979
5.00%, 03/03/22 (c)	150	148,585
5.00%, 03/03/22 (c)	75	73,553
		3,582,430
Virginia: 1.1%
Amherst Industrial Development Authority (RB) 4.75%, 03/03/22 (c)	140	135,394
Chesapeake Bay Bridge and Tunnel District, First Tier (RB) 5.00%, 11/01/23	500	533,392
Peninsula Town Center Community Development Authority (RB) 4.50%, 09/01/27 (c)	325	341,170
Roanoke County Economic Development Authority, Series A (RB) 4.75%, 09/01/26 (c)	1,835	1,740,726
Roanoke Economic Development Authority, Residential Care Facility (RB) 4.30%, 09/01/27 (c)	1,525	1,387,433
Virginia College Building Authority, Marymount University Project, Series B (RB) 5.25%, 07/01/25 (c)	710	755,751
		4,893,866
Washington: 2.0%
King County Public Hospital District No. 4, Snoqualmie Valley Hospital, Series A (RB) 5.00%, 12/01/25	140	145,762
Klickitat County Public Hospital District No 2 (RB) 4.00%, 12/01/27	880	880,707
	Par (000’s)	Value
Washington (continued)
Washington Health Care Facilities Authority, CommonSpirit Health, Series B-2 (RB) 5.00%, 08/01/25 (c) (p)	$480	$531,392
Washington State Convention Center Public Facilities District (RB) 4.00%, 07/01/31	2,250	2,508,826
Washington State Convention Center Public Facilities District, Series B (RB) 4.00%, 07/01/31 (c)	250	280,296
Washington State Convention Center Public Facilities District, Series B (RB) (AGM) 4.00%, 07/01/31 (c)	1,000	1,121,755
Washington State Housing Finance Commission, Herons Key Senior Living, Series A (RB) 6.00%, 07/01/25	985	1,074,826
Washington State Housing Finance Commission, Presbyterian Retirement Communities Northwest Projects, Series A (RB)
3.75%, 07/01/26	250	257,312
4.00%, 01/01/25 (c)	500	519,156
5.00%, 01/01/25 (c)	365	388,940
Washington State Housing Finance Commission, Rockwood Retirement Communities Projects, Series A (RB) 5.00%, 01/01/26 (c)	1,100	1,177,283
Washington State Housing Finance Commission, Transforming Age Projects, Series B (RB) 2.38%, 03/03/22 (c)	300	299,941
		9,186,196
West Virginia: 0.3%
County of Ohio, Fort Henry Centre Tax Increment Financing District No. 1, The Highlands Project (TA)
3.00%, 06/01/22 (c)	415	415,814
4.75%, 06/01/22 (c)	680	683,893
West Virginia Hospital Finance Authority, West Virginia University Health System Obligated Group, Series A (RB) 5.00%, 06/01/26	150	172,938
		1,272,645

19

VANECK SHORT HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s)	Value
Wisconsin: 1.9%
Public Finance Authority, American Dream at Meadowlands Project, Series A (RB) 6.75%, 08/01/31	$1,275	$1,318,299
Public Finance Authority, Celanese Corp., Series C (RB) 4.30%, 05/01/26 (c)	1,000	1,092,326
Public Finance Authority, Friends Homes (RB) 4.00%, 09/01/24	165	172,579
Public Finance Authority, Friends Homes (RB) (SAW) 4.00%, 09/01/26 (c)	500	552,807
Public Finance Authority, Living Community First Mortgage (RB) 4.25%, 05/01/27 (c)	480	463,685
Public Finance Authority, North Carolina Charter Educational Foundation Project, Series A (RB) 4.10%, 06/15/26	600	594,793
	Par (000’s)	Value
Wisconsin (continued)
Public Finance Authority, Penick Village (RB) 4.00%, 09/01/26 (c)	$545	$557,519
Public Finance Authority, Phoenix Academy Project, Series A (RB) 5.00%, 06/15/24 (c)	250	253,440
Public Finance Authority, Prime Healthcare Foundation, Inc., Series A (RB) 5.00%, 12/01/27	1,765	1,947,245
Public Finance Authority, Waste Management, Inc. Project, Series A-1 (RB) 2.62%, 11/01/25	1,050	1,099,139
Wisconsin Health and Educational Facilities Authority, American Baptist Homes of the Midwest (RB)
3.50%, 08/01/22	75	75,088
5.00%, 08/01/24 (c)	250	266,394
		8,393,314
Total Municipal Bonds: 98.3% (Cost: $447,818,827)		443,635,159
Other assets less liabilities: 1.7%		7,449,945
NET ASSETS: 100.0%		$451,085,104

Definitions:
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
BAM	Build America Assurance Co.
CP	Certificate of Participation
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation
NATL	National Public Finance Guarantee Corp.
RB	Revenue Bond
SA	Special Assessment
SAW	State Aid Withholding
SBG	School Board Guaranteed
TA	Tax Allocation

Footnotes:
(c)	Callable Security — the redemption date shown is when the security may be redeemed by the issuer
(p)	Putable Security — the redemption date shown is when the security may be redeemed by the investor
(d)	Security in default
*	Non-income producing
^	Zero Coupon Bond

Summary of Investments by Sector	% of Investments	Value
Education	6.6%	$29,232,489
Health Care	13.6	60,134,040
Housing	0.1	516,330
Industrial Revenue	24.7	109,502,698
Leasing	11.1	49,210,934
Local	9.0	40,067,590
Power	1.7	7,590,916
20

Solid Waste/Resource Recovery	0.0%	$8
Special Tax	11.8	52,207,371
State	5.8	25,715,116
Tobacco	1.1	5,117,821
Transportation	11.9	52,947,227
Water & Sewer	2.6	11,392,619
	100.0%	$443,635,159
21